Consolidated Statements of Changes in Equity - KRW (₩) ₩ in Millions	Total	Share capital [member]	Capital surplus (deficit) and others [member]	Hybrid bonds [member]	Retained earnings [member]	Reserves [member]	Attributable to owners [member]	Non-controlling interests [member]
Balance (Previously stated [member]) at Dec. 31, 2017	₩ 18,029,195	₩ 44,639	₩ (202,237)	₩ 398,518	₩ 17,835,946	₩ (234,727)	₩ 17,842,139	₩ 187,056
Balance (Increase (decrease) due to application of IFRS 15 [member]) at Dec. 31, 2017	1,900,049				1,900,049		1,900,049
Balance (Increase (decrease) due to application of IFRS 9 [member]) at Dec. 31, 2017	(8,778)				60,026	(68,804)	(8,778)
Balance (Restated balance [member]) at Dec. 31, 2017	19,920,466	44,639	(202,237)	398,518	19,796,021	(303,531)	19,733,410	187,056
Total comprehensive income:
Profit for the year	3,131,988				3,127,887		3,127,887	4,101
Other comprehensive income (loss) (note 13,21,22,28,31)	(141,584)				(57,473)	(69,911)	(127,384)	(14,200)
Total comprehensive income	2,990,404				3,070,414	(69,911)	3,000,503	(10,099)
Transactions with owners:
Annual dividends (note 34)	(635,482)				(635,482)		(635,482)
Interim dividends (note 34)	(70,609)				(70,609)		(70,609)
Share option (note 26)	789		593				593	196
Interest on hybrid bonds	(15,803)				(15,803)		(15,803)
Repayments of hybrid bonds (note 25)	(400,000)		(1,482)	(398,518)			(400,000)
Proceeds from issuance of hybrid bonds (note 25)	398,759			398,759			398,759
Comprehensive stock exchange (note 12)	129,595		129,595				129,595
Changes in ownership in subsidiaries (note 12)	31,131		329,856				329,856	(298,725)
Transactions with owners	(561,620)		458,562	241	(721,894)		(263,091)	(298,529)
Balance (Previously stated [member]) at Dec. 31, 2018	22,324,561	44,639	256,325	398,759	22,120,355	(373,442)	22,446,636	(122,075)
Balance (Changes in accounting policy [member]) at Dec. 31, 2018	(5,393)				(5,393)		(5,393)
Balance (Restated balance [member]) at Dec. 31, 2018	22,319,168	44,639	256,325	398,759	22,114,962	(373,442)	22,441,243	(122,075)
Balance at Dec. 31, 2018	22,349,250	44,639	256,325	398,759	22,144,541	(373,442)	22,470,822	(121,572)
Total comprehensive income:
Profit for the year | Previously stated [member]	861,942
Profit for the year | Restated balance [member]	860,733
Profit for the year	860,733				888,698		888,698	(27,965)
Other comprehensive income (loss) (note 13,21,22,28,31)	1,009				(41,513)	43,866	2,353	(1,344)
Total comprehensive income	861,742				847,185	43,866	891,051	(29,309)
Transactions with owners:
Annual dividends (note 34)	(667,978)				(646,828)		(646,828)	(21,150)
Interim dividends (note 34)	(80,520)				(71,870)		(71,870)	(8,650)
Share option (note 26)	1,059		295				295	764
Interest on hybrid bonds	(14,766)				(14,766)		(14,766)
Disposal of treasury shares (note 23)	300,000		300,000				300,000
Changes in ownership in subsidiaries (note 12)	98,229		51,102				51,102	47,127
Transactions with owners	(363,976)		351,397		(733,464)		(382,067)	18,091
Balance (Increase (decrease) due to application of IFRS 16 [member]) at Dec. 31, 2019	(24,689)				(24,186)		(24,186)	(503)
Balance (Restated balance [member]) at Dec. 31, 2019	22,816,934	44,639	607,722	398,759	22,228,683	(329,576)	22,950,227	(133,293)
Balance at Dec. 31, 2019	22,816,934	44,639	607,722	398,759	22,228,683	(329,576)	22,950,227	(133,293)
Total comprehensive income:
Profit for the year	1,500,538				1,504,352		1,504,352	(3,814)
Other comprehensive income (loss) (note 13,21,22,28,31)	461,822				(4,992)	369,715	364,723	97,099
Total comprehensive income	1,962,360				1,499,360	369,715	1,869,075	93,285
Transactions with owners:
Annual dividends (note 34)	(663,999)				(658,228)		(658,228)	(5,771)
Interim dividends (note 34)	(73,136)				(73,136)		(73,136)	0
Share option (note 26)	1,435		179				179	1,256
Interest on hybrid bonds	(14,766)				(14,766)		(14,766)
Changes in ownership in subsidiaries (note 12)	794,079		97,207				97,207	696,872
Transactions with owners	(383,051)		(329,278)		(746,130)		(1,075,408)	692,357
Acquisition of treasury shares (note 24)	(426,664)		(426,664)				(426,664)
Balance at Dec. 31, 2020	₩ 24,396,243	₩ 44,639	₩ 278,444	₩ 398,759	₩ 22,981,913	₩ 40,139	₩ 23,743,894	₩ 652,349